Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Capital management
Schedule of capital management

There were no changes in the Company’s approach to capital management during the year ended December 31, 2021. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2020	2021

	(in thousands)
Total liabilities	$424,619	731,212
Less: cash and cash equivalents	184,938	336,024
	$239,681	395,188
Equity attributable to owners of Himax Technologies, Inc.	$480,176	869,724